CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ZAR (R) R in Millions		Jun. 30, 2022	Jun. 30, 2021
ASSETS
Non-current assets		R 4,001.2	R 3,675.3
Property, plant and equipment		3,084.1	2,809.7
Investments in rehabilitation obligation and other funds	[1]	710.8	652.2
Payment made under Protest		40.4	40.5
Other investments		151.4	167.1
Deferred tax asset		14.5	5.8
Current assets		3,077.0	2,672.7
Inventories		389.3	340.0
Current tax receivable		12.6	8.6
Trade and other receivables		149.5	144.1
Cash and cash equivalents		2,525.6	2,180.0
TOTAL ASSETS		7,078.2	6,348.0
EQUITY AND LIABILITIES
Equity		5,439.9	4,820.4
Stated share capital		6,173.3	6,157.9
Retained earnings		(733.4)	(1,337.5)
Non-current liabilities		1,012.8	996.1
Provision for environmental rehabilitation		517.7	570.8
Deferred tax liability		451.9	377.1
Liability for post-retirement medical benefits		10.4	10.3
Lease liabilities		32.8	37.9
Current liabilities		625.5	531.5
Trade and other payables		598.4	509.8
Current portion of lease liabilities		19.5	16.9
Current tax liability		7.6	4.8
TOTAL LIABILITIES		1,638.3	1,527.6
TOTAL EQUITY AND LIABILITIES		R 7,078.2	R 6,348.0

[1]	Description of the financial statement caption has changed as it now includes funds other than rehabilitation. See note 12 for more detail.